Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates fair value, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates fair value. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories

Inventories

Inventories are stated at the lower of cost or market. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold. Scrap and scrap substitute costs are a very significant component of the raw material, semi-finished and finished product inventory balances. The vast majority of the Company’s inventory is recorded on the first-in, first-out method. Production costs are applied to semi-finished and finished product inventory from the approximate period in which they are produced.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is stated at cost, except for property, plant and equipment acquired through acquisitions which is recorded at acquisition date fair value. With the exception of our natural gas wells, depreciation is provided on a straight-line basis over the estimated useful lives of the assets. Depletion of all capitalized costs associated with our natural gas producing properties is expensed on a unit-of-production basis by individual field as the gas from the proved developed reserves is produced. The costs of acquiring unproved natural gas leasehold acreage are capitalized. When proved reserves are found on unproved properties, the associated leasehold cost is transferred to proved properties. Unproved leases are reviewed periodically for any impairment triggering event, and a valuation allowance is provided for any estimated decline in value. The costs of planned major maintenance activities are capitalized as part of other current assets and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units, it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, which could include market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the fair value of goodwill and could result in impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives on a straight-line or accelerated basis.

Long-Lived Asset Impairments

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which independent cash flows can be separately identified. Asset impairments are assessed whenever circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that impairment exists, the related assets are written down to their estimated fair market value.

Equity Method Investments

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company’s equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. Examples of such circumstances include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee; missed financial projections; a significant adverse change in the regulatory, economic or technological environment of the investee; a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates; and recurring negative cash flows from operations. When management considers the decline to be other than temporary, the related investment is written down to its estimated fair market value.

Derivative Financial Instruments

Derivative Financial Instruments

Nucor periodically uses derivative financial instruments primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as its exposure to scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor periodically uses derivatives to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair value hedges are reported in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria, the change in fair value (or a portion thereof) is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition

Revenue Recognition

Nucor recognizes revenue when obligations under the terms of contracts with our customers are satisfied; generally, this occurs upon shipment or when control is transferred. Revenue is measured as the amount of consideration expected to be received in exchange for transferring the goods. In addition, revenue is deferred when cash payments are received or due in advance of performance. See Note 23 for further information.

Income Taxes

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of interest expense and other expenses.

The staff of the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of Accounting Standards Codification 740, Income Taxes, in situations when a registrant does not have the necessary information available, prepared or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Reform Act. Reflected in our 2017 financial results, and in accordance with SAB 118, were certain provisional income tax effects of the Tax Reform Act. Adjustments, as allowed for under SAB 118, to these provisional amounts were made in 2018. The accounting for the Tax Reform Act was completed in the fourth quarter of 2018. Further information on the tax impacts of the Tax Reform Act is included in Note 19 of the Company’s consolidated financial statements.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised for new grants, as necessary, to reflect market conditions and experience.

Foreign Currency Translation

Foreign Currency Translation

For Nucor’s operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses have been translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity’s financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in net earnings in the period they occur.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In the first quarter of 2018, Nucor adopted new accounting guidance related to revenue recognition for all contracts using the modified retrospective method. The modified retrospective method requires that the cumulative effect of initially applying this new guidance be recorded as an adjustment to the opening balance of retained earnings in the consolidated balance sheet. The adoption of this new accounting guidance did not have an impact on any prior period earnings attributable to Nucor stockholders, and no adjustment was recorded to the opening retained earnings balance as of January 1, 2018. Retrospective adjustment of comparative prior period information is not required when using the modified retrospective adoption method, and no comparative prior periods have been adjusted for the new guidance.

The adoption of the new revenue accounting guidance did not significantly change the way we recognize revenue. To illustrate this, if we had continued using the previous accounting guidance in effect before the adoption of the new revenue accounting guidance, our consolidated net sales for 2018 would have increased approximately $81.4 million, or 0.3%, and cost of products sold would have increased by the same amount. There would have been no impact on any other financial statement line items in the consolidated financial statements for 2018. See Note 23 for disclosures required by the new revenue accounting guidance.

In the first quarter of 2018, Nucor adopted new accounting guidance regarding the recognition and measurement of financial assets and financial liabilities. Changes to the current accounting guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the Financial Accounting Standards Board clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities and financial liabilities, is largely unchanged. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

In the first quarter of 2018, Nucor adopted new accounting guidance regarding the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. The new guidance addresses specific cash flow presentation issues in order to reduce diversity in existing practice. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

In the first quarter of 2018, Nucor adopted new accounting guidance regarding intra-entity transfers of assets other than inventory. The new guidance requires that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2016, new accounting guidance was issued regarding the accounting for leases. The new guidance requires all lessees to recognize on the balance sheet right to use assets and lease liabilities for the rights and obligations created by lease arrangements with terms greater than 12 months. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2018. In July 2018, this accounting guidance was amended to permit companies to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption and to continue reporting comparative periods prior to adoption in accordance with current lease guidance. The Company will adopt this new guidance in the first quarter of 2019 and will record a cumulative adjustment to the January 1, 2019 retained earnings balance. While the adoption of this new guidance is expected to increase assets and liabilities due to the recognition of lease rights and obligations on the Company’s consolidated balance sheet effective January 1, 2019, the Company does not expect the adoption of this new guidance to have a significant impact on its consolidated financial statements.

In February 2018, new accounting guidance was issued regarding the tax effects of the Tax Reform Act. The new guidance allows for a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Reform Act to improve the usefulness of information reported to financial statement users. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2018. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.